Balance Sheet Components - Schedule of Capitalized Software Development, Future Amortization Expense (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 3,092
2024	2,751
2025	2,590
2026	2,202
2027	133
Capitalized internal-use software, net	$ 10,768	$ 11,994